ACCUMULATED OTHER COMPREHENSIVE LOSS (Details Benefit plan) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount	$ (22.9)	$ 20.1	$ (132.1)	$ 57.2	$ (29.3)	$ (76.3)	$ (224.7)
Income tax (benefit) provision	19.2	7.1	7.0	23.9	9.2	32.7	14.4
Net of tax	$ (42.1)	$ 13.0	$ (139.1)	$ 33.3	(38.5)	(109.0)	$ (239.1)
Foreign Exchange Forward [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount					0.5	0.2
Interest rate and currency swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount					(5.3)	0.5
Amounts reclassified from accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax					(4.4)	0.5
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount					(0.8)
Income tax (benefit) provision					0.2
Net of tax					(0.6)
Prior service costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount					(1.4)
Actuarial gain (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount					0.6
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount					(4.8)	0.7
Income tax (benefit) provision					1.0	(0.2)
Net of tax					$ (3.8)	$ 0.5